Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 365,047	$ 945,761	$ 152,768
Adoption ASU 2016-13		365,047
Provision	2,602,475	(927,055)	804,613
Write off
Exchange rate effect	(66,288)	(18,706)	(11,620)
Ending balance	$ 2,901,234	$ 365,047	$ 945,761